Investments - Narrative (Details) $ in Millions	Mar. 31, 2026 USD ($) security	Dec. 31, 2025 USD ($) security
Debt Securities, Available-for-Sale [Line Items]
Number of securities | security	542	215
Number of positions | security	1,665	1,624
Debt securities, available-for-sale, continuous unrealized loss position, largest single amount	$ 0.2	$ 0.1
Fixed income funds	75.5	63.4
Unfunded investment commitments	$ 0.0	$ 12.2
Percentage of total net asset value of hedge fund	1.00%	1.00%
Private Credit Funds
Debt Securities, Available-for-Sale [Line Items]
Unfunded investment commitments	$ 108.1	$ 108.1
Minimum
Debt Securities, Available-for-Sale [Line Items]
Percentage of total net asset value of hedge fund	88.00%	94.00%
Maximum
Debt Securities, Available-for-Sale [Line Items]
Percentage of total net asset value of hedge fund	12.00%	6.00%